Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Text block Explanatory [Abstract]
Summary of Related Parties Outstanding Balances of Receivables and Payables
(2) Outstanding balances of receivables and payables in relations to transactions with related parties as of December 31, 2023 and 2024, are as follows:

		December 31, 2023
		Receivables						Payables
(in millions of Korean won)		Trade receivables		Other receivables		Lease receivables		Trade payables		Other payables		Lease liabilities
Associates and joint ventures	K Bank, Inc.	￦	862	￦	326,006	￦	769	￦	—	￦	299	￦	—
	Little Big Pictures		232		3,473		—		9		6		—
	K-Realty 11th Real Estate Investment Trust Company		110		1,283		—		—		—		6,732
	K-Realty No.3 Real Estate General Private Placement Investment Company		4,576		—		—		—		—		—
	Others		2,044		162		—		2,900		3,029		—

Total		￦	7,824	￦	330,924	￦	769	￦	2,909	￦	3,334	￦	6,732

		December 31, 2024
		Receivables						Payables
(in millions of Korean won)		Trade receivables		Other receivables		Lease receivables		Trade payables		Other payables		Lease liabilities
Associates and joint ventures Others	K Bank, Inc.	￦	778	￦	147,868	￦	—	￦	—	￦	83	￦	—
	Little Big Pictures		235		1,396		—		—		2		—
	K-Realty 11th Real Estate Investment Trust Company		113		1,283		—		—		—		4,588
	K-Realty No.3 Real Estate General Private Placement Investment Company		7,911		—		—		—		—		—
	Others		2,439		1,628		—		1,302		1,326		—
	Others		138		240	￦	—		1		—		—

Total		￦	11,614	￦	152,415	￦	—	￦	1,303	￦	1,411	￦	4,588

Summary of Significant Transactions With Related Parties

		2022
(in millions of Korean won)		Operating Revenue	Purchases 1
Associates and joint ventures	K- Realty CR-REITs No.1 2	￦ —	￦ —
	K Bank, Inc.	29,536	11,007
	Hyundai Robotics Co., Ltd. 1	94	3,799
	K-Realty 11th Real Estate Investment Trust Company	330	1,674
	Others 3	11,964	37,742
Others	Digital Pharm Co., Ltd.	1	—

Total		41,925	54,222

		2022
(in millions of Korean won)		Acquisition of right-of-use assets		Interest income		Interest expense		Dividend income
Associates and joint ventures	K- Realty CR-REITs No.1 2	￦	—	￦	—	￦	—	￦	45,549
	K Bank, Inc.		—		3,052		—		—
	Hyundai Robotics Co., Ltd. 1		—		—		—		—
	K-Realty 11th Real Estate Investment Trust Company		1,966		—		260		162
	Others 3		—		—		—		9,158

Total		￦	1,966	￦	3,052	￦	260	￦	54,869

1	The amounts includes the acquisition of property and equipment, and others.

2	Includes transactions of the entity before it was excluded as an associate and joint venture of the Group.
3	Includes transactions of StorySoop Inc. before it was excluded as associates and joint ventures of the Group.

		2023
(in millions of Korean won)		Operating Revenue		Purchases 1
Associates and joint ventures	K Bank, Inc.	￦	22,701	￦	13,429
	HD Hyundai Robotics Co., Ltd. (formerly Hyundai Robotics Co., Ltd.)		78		182
	K-Realty 11th Real Estate Investment Trust Company		346		2,559
	K-Realty No.3 Real Estate General Private Placement Investment Company		6,216		—
	Others 2,3		21,308		42,169
Others	Digital Pharm Co., Ltd.		1		—

Total			50,650		58,339

		2023
(in millions of Korean won)		Acquisition of right-of-use assets		Interest income		Interest expense		Dividend income
Associates and joint ventures	K Bank, Inc.	￦	—		~~W~~ 8,264	￦	—	￦	—
	HD Hyundai Robotics Co., Ltd. (formerly Hyundai Robotics Co., Ltd.)		—		—		—		—
	K-Realty 11th Real Estate Investment Trust Company		7		—		261		507
	Others 2,3		—		—		—		1,279

Total		￦	7	￦	8,264	￦	261	￦	1,786

1	The amounts includes the acquisition of property and equipment, and others.
2	Includes transactions of KD Living Co., Ltd. before it was included as a subsidiary.
3
Includes transactions of FUNDA Co., Ltd, Maruee Limited Company Specializing in the Cultural Industry, Mastern No.127 Logispoint Daegu Co., Ltd. before it was excluded as associates and joint ventures of the Group.

		2024
(in millions of Korean won)		Operating Revenue		Purchases 1
Associates and joint ventures	K Bank, Inc.	￦	31,721	￦	22,548
	HD Hyundai Robotics Co., Ltd. (formerly Hyundai Robotics Co., Ltd.)		75		—
	K-Realty 11th Real Estate Investment Trust Company		236		2,547
	K-Realty No.3 Real Estate General Private Placement Investment Company		32,286		—
	Others 2		25,534		33,804
Others	Others.		171		2,716

Total			90,023		61,615

		2024
(in millions of Korean won)		Acquisition of right-of-use assets		Interest income		Interest expense		Dividend income
Associates and joint ventures	K Bank, Inc.	￦	—	￦	6,678	￦	—	￦	—
	HD Hyundai Robotics Co., Ltd. (formerly Hyundai Robotics Co., Ltd.)		—		—		—		—
	K-Realty 11th Real Estate Investment Trust Company		11		—		182		401
	Others 2		—		—		—		4,769

Total		￦	11	￦	6,678	￦	182	￦	5,170

1	The amounts includes the acquisition of property and equipment, and others.
2	Transactions with LS Marine Solution Co., Ltd., QTT Global (Group) Company Limited and OASISALPHA Corporation are included up to the date on which the related party relationships were terminated.

Summary of Key Management Compensation
(4) Key management compensation for the years ended December 31, 2022, 2023 and 2024, consists of:

(in millions of Korean won)	2022		2023		2024
Salaries and other short-term benefits	￦	1,855	￦	1,494	￦	1,666
Post-employment benefits		294		153		193
Share-based compensation		976		569		1,225

Total	￦	3,125	￦	2,216	￦	3,084

Summary of Fund Transactions With Related Parties

(5) Fund transactions with related parties for the years ended December 31, 2022, 2023 and 2024, are as follows:

	2022
(in millions of Korean won)	Borrowing transactions 1				Equity contributions in cash
Associates and joint ventures	Borrowings		Repayments
Megazone Cloud Corporation	￦	30,000	￦	—	￦	130,001
IBK-KT Emerging Digital Industry Investment Fund		—		—		10,800
Mastern KT Multi-Family Real Estate Private Equity Investment Fund I		—		—		18,859
IGIS No. 468-1 General Private Real Estate Investment Company		—		—		25,000
K-Realty 11th Real Estate Investment Trust Company		1,916		771		—
Others		—		—		93,478

Total	￦	31,916	￦	771	￦	278,138

1	Lease transactions are included in borrowing transactions.

	2023
(in millions of Korean won)	Borrowing transactions 1				Equity contributions in cash
Associates and joint ventures	Borrowings		Repayments
K-Realty 11th Real Estate Investment Trust Company	￦	—	￦	1,037	￦	—
STIC Place General Private Placement Real Estate Investment Trust No.2		—		—		20,000
Telco Credit Bureau Co., Ltd.		—		—		6,500
Pacific geumto no.75 private hybrid asset fund		—		—		19,000
Kiamco Data Center Blind Fund		—		—		15,000
STIC Mixed Asset Investment Trust No. 1		—		—		10,930
Others 2		—		—		31,107
Others
Rebellions Co., Ltd.		—		—		19,998

Total	￦	—	￦	1,037	￦	122,535

1	Lease transactions are included in borrowing transactions.

2
Includes transaction details before Daemuga Limited Company Specializing in the Cultural Industry, Maruee Limited Company Specializing in the Cultural Industry were excluded from the associates company.

	2024
(in millions of Korean won)	Borrowing transactions 1				Equity contributions in cash
Associates and joint ventures	Borrowings		Repayments
IBK-KT Young Entrepreneurs MARS Investment Fund	￦	—	￦	—	￦	6,000
K-Realty 11th Real Estate Investment Trust Company		—		2,337		—
TeamFresh Corp. 2		—		—		52,841
Others		—		—		21,234
Others
Rebellions Co., Ltd.		—		—		12,477

Total	￦	—	￦	2,337	￦	92,552

1	Borrowing transactions include lease transactions.
2	The transaction involved acquiring redeemable convertible preference shares of TeamFresh Corp. and occurred in the process of exchange with the shares of Lolab Co., Ltd. that were held.